EQUITY AND EARNINGS PER SHARE EQUITY AND EARNINGS PER SHARE - Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Equity and earnings per share [Abstract]
Earnings per share, Diluted	$ 0.41	$ (0.18)	$ 0.04	$ (0.12)					$ 0.15	$ (0.88)		$ (1.08)
Earnings per share, Basic	$ 0.41	$ (0.18)	$ 0.04	$ (0.12)					$ 0.15	$ (0.88)		$ (1.08)
Stock options (A)									596,027	0	[1]	0	[1]
Weighted average number of shares outstanding, Diluted	82,632,232	82,148,869	82,778,761	82,140,750					82,741,322	82,357,349		76,601,161
Net loss	$ 33,521	$ (14,539)	$ 3,121	$ (9,895)	$ (2,802)	$ (20,241)	$ (27,358)	$ (21,848)	$ 12,208	$ (72,249)		$ (82,425)
Weighted average number of shares outstanding, Basic	82,148,869	82,148,869	82,142,562	82,140,750					82,145,295	82,357,349		76,601,161

[1]	During the years ended December 31, 2016 and 2015, 539,783 and 635,624 potentially dilutive shares, respectively, were excluded given our loss position, so basic EPS and diluted EPS were the same for each reporting period.